Foreign Exchange Gains And Losses (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Foreign Exchange Gains and Losses [Abstract]
Summary of Information About Foreign Exchange Gains And Losses

	For the six months ended June 30,
	2024	2023
(In thousands)
Foreign exchange loss, net	$(2)	$(2,104)